FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Derivatives Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012 Net Investment Hedging [Member] Other Comprehensive Income (Loss) [Member] Foreign Exchange Forward [Member] USD ($)	Dec. 31, 2012 General and Administrative Expense [Member] Fair Value Hedging [Member] Foreign Exchange Forward [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] EUR (€)	Dec. 31, 2012 Forward Contracts [Member] Level 2 [Member] USD ($)
Derivative [Line Items]
Currency forward contract amount to sell			€ 16,000,000
Derivative, fair value				1,500,000
Derivative loss, recorded in other comprehensive income (loss)	1,200,000
Derivative loss, recorded in income statement		$ 300,000